UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
(Registrant's telephone number, including area code)

Date of fiscal year end: September 30, 2014

Date of reporting period: March 31, 2014

Item 1. Reports to Stockholders.

Alpha Defensive Alternatives Fund

Class I	ACDEX

Alpha Opportunistic Alternatives Fund

Class I	ACOPX

SEMI-ANNUAL REPORT

March 31, 2014

To the shareholders of the Alpha Defensive Alternatives Fund:

Thank you for your support of the Alpha Capital Funds.  Alpha Capital Funds Management, LLC (“Alpha Capital”) has been managing daily-liquid alternative fund-of-funds investment strategies for more than five years in separate account structures and over three years in a mutual fund format.  We are pleased to report that the Alpha Defensive Alternatives Fund (the “Fund”) had net assets of $33.4 million as of March 31, 2014.  The Fund underwent a name change effective January 28, 2014 and is now called the Alpha Defensive Alternatives Fund (formerly the Alpha Defensive Growth Fund).  The Fund’s investment objective is to seek to achieve capital preservation.  In pursuing its objective, the Fund looks to emphasize absolute (positive) returns and low volatility across all market cycles.

Performance

The Fund posted a gain of 2.21% net of fees for the six-month period from September 30, 2013 to March 31, 2014.  This performance trailed the HFRI Fund of Funds Composite Index, which returned 4.19% over the period, but exceeded the Barclays Capital U.S. Aggregate Bond Index return of 1.70%.  Although we were disappointed with our performance relative to the HFRI Fund of Funds Composite Index over the six-month period, we are pleased that we have achieved positive returns for our shareholders.  Many hedge funds had strong returns in the fourth quarter of 2013, buoyed by rising equity markets.  The defensive nature of the strategy was detrimental to relative performance during the period, as the Fund does not have significant exposure to equity markets.  However, the Fund posted a gain of 0.10% in March 2014, when the HFRI Fund of Funds Composite Index declined -0.96%, and the defensive positioning has been additive in the volatile markets during the first quarter of 2014.  We are pleased with our positive absolute performance.  Please see the table below for results compared to broad market indices:

Average Annual Total Returns as of 03/31/2014

			Annualized Returns
				Inception
				(1/31/2011)
				to
	6 Months	YTD	1 Year	3/31/2014
Alpha Defensive
Alternatives Fund (ACDEX)	2.21%	1.11%	-0.68%	2.17%
HFRI Fund of Funds Composite Index	4.19%	0.50%	5.98%	2.47%
Barclays Capital U.S. Aggregate Bond Index	1.70%	1.84%	-0.10%	3.65%

Gross Expense Ratio 2.83%, Net Expense Ratio 2.75%.  The Advisor has contractually agreed to waive fees through January 27, 2015.

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-877-925-7422.

Portfolio Changes and Performance Attribution

During the most recent six-month period ending March 31, 2014, we made several changes to our underlying funds, including eliminating our position in iShares Gold Trust at the end of 2013.  We invest in gold as an indirect hedge rather than as an opportunistic investment, and we believe that it functions effectively as a potential hedge against downside volatility over a full market cycle.  However, gold had a maximum drawdown in excess of 20%, and we believe that it is too volatile for the Fund.  We continue to use the John Hancock Absolute Return Currency Fund as a hedging position in the Fund.

We initiated a position in an underlying distressed credit fund, Avenue Credit Strategies Fund, during the period as well.  We believe that the distressed debt asset class has alpha potential and we think very highly of Avenue Capital Group’s abilities in this space.  Additionally, we removed BlackRock Emerging Markets Long/Short Equity Fund and replaced the allocation with the more globally focused BlackRock Global Long/Short Equity Fund, which is run by the same quantitative group within BlackRock, Inc.  Lastly, we chose to eliminate TFS Market Neutral Fund during the period, as performance has been disappointing given the high fees.  We believe their alpha advantage has eroded over time with more entrants into the space.

The underlying strategies that added most to performance for the period were funds with positive correlation to equity markets, such as Westwood Income Opportunity Fund and DWS RREEF Global Infrastructure Fund.  Our nontraditional underlying bond funds, Osterweis Strategic Income Fund and Avenue Credit Strategies Fund, also added value.  iShares Gold Trust was the primary detractor from returns over the period, followed by our position in John Hancock Absolute Return Currency Fund.  Given the positive markets, we expect our hedging positions to be net detractors.  Our position in an underlying fund we liquidated, TFS Market Neutral Fund, also had a negative impact on performance.

Capital Markets Review

The fourth quarter saw equities continue their streak of high performance and low volatility.  The S&P 500® Index finished the quarter up 10.5%, leading to a 2013 total return of 32.4%.  Meanwhile, volatility remained well below the 10-year average level.  While there are still concerns among some investors about the speed and strength of the global recovery, the returns in the U.S. equity market point to continued positive investor sentiment, and key U.S. economic indicators such as housing and unemployment are improving.  Although there was a partial government shutdown in October after Congress was unable to come to an arrangement on the debt ceiling, effects on the markets were short lived.  Similarly, the announcement that the Federal Reserve (the “Fed”) would begin tapering the Quantitative Easing (“QE”) program from $85B to $75B per month did not have a prolonged effect on the markets, and equities were sharply higher by year end.  The MSCI ACWI ex U.S. Index returned 4.8% in the last three months of the year, which was a strong return despite underperforming the S&P 500® Index.  Europe broadly pulled out of a recession, and markets in the peripheral countries did particularly well.  Unlike developed equities, emerging markets equities struggled (up 1.8%, as measured by the MSCI Emerging Markets Index).  Concerns about China’s banking system, coupled with outflows from investors who had previously invested in emerging markets to chase yield, caused emerging markets to lag developed equities.  The Barclays U.S. Aggregate Bond Index was down -0.1% for the quarter due to a modest rise in interest rates.  Meanwhile, high yield securities fared better as the Merrill Lynch High Yield Master II Index posted a gain of 3.5%.

Similarly, most markets finished the first quarter of 2014 with positive returns.  Although markets showed signs of increased volatility during the first quarter, volatility nonetheless remains low from a historical standpoint.  The S&P 500® Index continued its positive streak with a 1.8% return during the first three months of 2014.  While real assets such as global real estate investment trusts (REITs) and commodities trailed equities in 2013, the reverse was true in the first quarter of 2014 as the FTSE/EPRA NAREIT Index posted a 3.8% gain and the Dow Jones-UBS Commodity Index returned 7.0%.  International equity markets trailed the U.S., although results varied across countries.  The MSCI ACWI ex U.S. Index returned 0.5%.  Emerging markets were down, with the MSCI Emerging Markets Index returning -0.4%, although results were mixed among the BRICs – Brazil, Russia, India, and China.  Interest rates decreased during the quarter, boosting returns for fixed income.  The Barclays U.S. Aggregate Bond Index rose 1.8%, slightly beating the S&P 500® Index return, as Treasuries posted gains and spreads narrowed in the investment grade corporate credit market.

Outlook

Despite a brief pullback in markets during January 2014, U.S. investors displayed confidence in equities and the S&P 500® Index continued its streak of positive performance in the fourth quarter of 2013 and the first quarter of 2014.  Investors appear to anticipate improved economic growth in the U.S. in 2014.  If these expectations are met, markets could continue to appreciate throughout 2014.  There are many risks, however.  While governments across the world have reduced the risks of a global recession through loose monetary policy, this will likely be followed by higher interest rates as organizations like the Fed wind down their stimulus programs.  Unrest in the Eastern Europe, the weak condition of European banks, or disappointing news in the U.S. economic recovery could all have an impact on capital markets.  That being said, in our opinion, pullbacks are healthy for markets in the long run, despite causing short term pain to investors who are aggressively positioned.  Alpha Capital believes that a defensive posture continues to be appropriate – a sentiment which is echoed by many of our underlying fund managers, who are building cash reserves and reducing net market exposure.

Our firm’s philosophy is that a portfolio with diversified asset classes and strategies should aim to protect investors from downturns while offering the potential for capital appreciation in many different market environments.  The Fund is specifically designed to provide investors with exposure to numerous asset classes and investment strategies, with the expectation that some managers should perform well at any given time in an effort to help others who are not.  Although a portfolio of 60% equities and 40% bonds has worked well over the past decade, we firmly believe that this is unsustainable and that diversifying away from these two pillars is crucial.  The Fund offers diversifiers from core fixed income such as unconstrained bond strategies with negative duration and long-short credit strategies as well as arbitrage and market neutral strategies.  We have been pleased with our performance over the past fiscal year and remain committed to our philosophy and the Fund.

Thank you for your continued confidence in Alpha Capital Funds Management, LLC.

Regards,

Bradley H. Alford, CFA
Chief Investment Officer

Opinions expressed are subject to change at any time, are not guaranteed should not be considered investment advice.

Mutual fund investing involves risk.  Principal loss is possible.  Because the Funds are “fund of funds”, an investor will indirectly bear the principal risks of the underlying funds.  The Funds will bear its share of the fees and expenses of the underlying funds.  Shareholders will pay higher expenses than would be the case if making direct investments in the underlying funds.  Small-and medium-capitalization companies tend to have limited liquidity and greater price volatility than large capitalization companies.  Investments in foreign securities involve greater volatility and political, economic and currency risks and differences in accounting methods.  These risks are greater for emerging markets.  Investments in debt securities typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.  Investments in lower-rated and non-rated securities present a greater risk of loss to principal and interest than higher-rated securities.  Investments in asset backed securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments.  The underlying funds may engage in short sales, which could result in such a fund’s investment performance suffering if it is required to close out a short position earlier than it had intended.  Because the funds invest in ETFs, they are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a Fund’s ability to sell its shares.  Investments in closed-end funds may trade infrequently, with small volume, which may make it difficult to buy and sell shares and the value of funds may be discounted to the value of the underlying securities.  The underlying funds may concentrate assets in fewer individual holdings and the volatility of these funds may be higher than more diversified funds.  Investments in commodities-related businesses may be more volatile than investments in more traditional businesses based on demand and other factors.  The underlying funds may invest in derivatives which involve special risks including correlation, counterparty, liquidity, operational, accounting and tax risks.  These risks, in certain cases, may be greater than the risks presented by more traditional investments.

Diversification does not assure a profit or protect against a loss in a declining market.

References to other mutual funds should not to be interpreted as an offer of these securities.  Quasar Distributors LLC is also the distributor for the Osterweis Strategic Income Fund.

Alpha: Alpha measures risk-adjusted performance, factoring in the risk due to the specific security, rather than the overall market.  A positive alpha of 1.0 means the fund has outperformed its benchmark index by 1%, adjusted for the risk taken (as measured by beta).  Correspondingly, a similar negative alpha would indicate an underperformance of 1%, adjusted for risk.

The Barclays Capital U.S. Aggregate Bond Index is a broad based-benchmark that measures the investment grade, U.S. dollar-denominated, fixed rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS and CMBS.  The U.S. Aggregate Index was created in 1986, with index history backfilled to January 1, 1976.

The HFRI Fund of Funds Composite Index is an equal-weighted index that includes both domestic and offshore fund of funds.  Funds included in the index invest with multiple managers through funds or managed accounts.  The fund of funds manager has discretion in choosing which strategies to invest in for the portfolio.  A manager may allocate funds to numerous managers within a single strategy, or with numerous managers in multiple strategies.

The S&P 500 Index is a capitalization-weighted index of the prices of 500 large-cap common stocks actively traded in the United States.  The stocks included in the S&P 500 are those of large publicly held companies that trade on either of the two largest American stock market exchanges; the New York Stock Exchange and the NASDAQ.

The Morgan Stanley Capital All Country World ex U.S. Index (MSCI ACWI ex U.S.) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the United States.  The MSCI ACWI consists of 43 country indexes comprising 23 developed and 21 emerging market country indexes.

The Morgan Stanley Capital Emerging Markets Index is a capitalization weighted benchmark of foreign common stocks.  The index is an aggregate of 21 individual country indices that collectively represent many of the major emerging markets countries.

The Dow Jones-UBS Commodity Index is composed of futures contracts on physical commodities.  Unlike equities, which typically entitle the holder to a continuing stake in a corporation, commodity futures contracts normally specify a certain date for the delivery of the underlying physical commodity.  In order to avoid the delivery process and maintain a long futures position, nearby contracts must be sold and contracts that have not yet reached the delivery period must be purchased.  This process is known as “rolling” a futures position.

The Merrill Lynch High Yield Master II Index tracks the performance of below investment grade U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market.

The FTSE/EPRA NAREIT Index is designed to present investors with a comprehensive family of REIT performance indexes that span the commercial real estate space across the U.S. economy, offering exposure to all investment and property sectors.  In addition, the more narrowly focused property sector and sub-sector indexes provide the facility to concentrate commercial real estate exposure in more selected markets.

You cannot invest directly in an index.

Absolute return strategies are not intended to outperform stocks and bonds during strong market rallies.  An absolute return fund may not achieve its goals and may underperform during periods of stong positive market performance.

Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security.  Please refer to the Schedule of Investments for a complete list of holdings.

Investment performance reflects fee waivers and in the absence of these waivers, returns would be lower.

Must be preceded or accompanied by a prospectus.

Quasar Distributors, LLC, Distributor.

To the shareholders of the Alpha Opportunistic Alternatives Fund:

Thank you for your support of the Alpha Capital Funds.  Alpha Capital Funds Management, LLC (“Alpha Capital”) has been managing daily-liquid alternative fund-of-funds investment strategies for more than five years in separate account structures and over three years in a mutual fund format.  We are pleased to report that the Alpha Opportunistic Alternatives Fund (the “Fund”) had net assets of $55.7 million as of March 31, 2014.  The Fund underwent a name change effective January 28, 2014 and is now called the Alpha Opportunistic Alternatives Fund (formerly the Alpha Opportunistic Growth Fund).  The objective of the Fund is to seek to achieve long-term capital appreciation.  In pursuing its objective, the Fund looks to emphasize risk-adjusted returns and lower volatility when compared to broad-based equity market indices.

Performance

The Fund posted a gain of 4.74% net of fees for the six-month period from September 30, 2013 to March 31, 2014.  This performance beat the HFRI Fund of Funds Composite Index, which returned 4.19% over the period, yet trailed the S&P 500® Index, which returned 12.51%.  We remain ahead of our primary benchmark, the HFRI Funds of Funds Composite Index, since the inception of the Fund and have been very pleased with performance.  In rising equity markets such as this, we expect to trail the S&P 500® Index due to the hedged nature of our strategy but we are pleased with the amount of upside return we captured over the period.  Please see the table below for results compared to broad market indices:

Average Annual Total Returns as of 03/31/2014

			Annualized Returns
				Inception
				(1/31/2011)
				to
	6 Months	YTD	1 Year	3/31/2014
Alpha Opportunistic
Alternatives Fund (ACOPX)	4.74%	1.72%	5.05%	3.10%
HFRI Fund of Funds Composite Index	4.19%	0.50%	5.98%	2.47%
S&P 500® Index	12.51%	1.81%	21.86%	15.09%

Gross Expense Ratio 2.70%, Net Expense Ratio 2.80%.  The Advisor has contractually agreed to waive fees or recoup expenses through January 27, 2015.

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-877-925-7422.

Portfolio Changes and Performance Attribution

During the six-month period from September 30, 2013 to March 31, 2014, we made three underlying fund changes.  We added AllianceBernstein Select U.S. Long/Short Portfolio during the fourth quarter.   The fund should provide good diversification for our long-standing position in Robeco Boston Partners Long/Short Equity Fund.  Additionally, we eliminated Wasatch Emerging Markets Small Cap Fund although we maintained our allocation to Wasatch Frontier Emerging Small Countries Fund.  We also replaced our master limited partnership (“MLP”) strategy, Advisory Research MLP & Energy Income Fund, with Goldman Sachs MLP Energy Infrastructure Fund, which holds no debt and has the ability to invest heavily in non-benchmark MLP names.

Our underlying fund managers performed very well over the six-month period.  Distressed debt underlying fund, Third Avenue Focused Credit Fund, was the top contributor to returns, followed by Wasatch Frontier Emerging Small Countries Fund.  Equity-focused mutual funds, Grandeur Peak Global Opportunities Fund, Weitz Partners III Opportunity Fund, and Hotchkis & Wiley Value Opportunities Fund, also added value.  As expected with the S&P 500® Index up 12.5% for the period, our position in PIMCO StocksPLUS AR Short Strategy Fund, which we employ as a hedge against market declines, was the top detractor.  Additionally, our position in iShares Gold Trust had a negative impact on the Fund.  It is important to note that gold functions as an indirect hedge against many of the positions in our portfolio; we are not tactical investors in the metal.  Gold has performed well over time as a hedge against our positions and we maintain an allocation to the metal.

Capital Markets Review

The fourth quarter saw equities continue their streak of high performance and low volatility.  The S&P 500® Index finished the quarter up 10.5%, leading to a 2013 total return of 32.4%.  Meanwhile, volatility remained well below the 10-year average level.  While there are still concerns among some investors about the speed and strength of the global recovery, the returns in the U.S. equity market point to continued positive investor sentiment, and key U.S. economic indicators such as housing and unemployment are improving.  Although there was a partial government shutdown in October after Congress was unable to come to an arrangement on the debt ceiling, effects on the markets were short lived.  Similarly, the announcement that the Federal Reserve (the “Fed”) would begin tapering the Quantitative Easing (“QE”) program from $85B to $75B per month did not have a prolonged effect on the markets, and equities were sharply higher by year end.  The MSCI ACWI ex U.S. Index returned 4.8% in the last three months of the year, which was a strong return despite underperforming the S&P 500® Index.  Europe broadly pulled out of a recession, and markets in the peripheral countries did particularly well.  Unlike developed equities, emerging markets equities struggled (up 1.8%, as measured by the MSCI Emerging Markets Index).  Concerns about China’s banking system, coupled with outflows from investors who had previously invested in emerging markets to chase yield, caused emerging markets to lag developed equities.  The Barclays U.S. Aggregate Bond Index was down -0.1% for the quarter due to a modest rise in interest rates.  Meanwhile, high yield securities fared better as the Merrill Lynch High Yield Master II Index posted a gain of 3.5%.

Similarly, most markets finished the first quarter of 2014 with positive returns.  Although markets showed signs of increased volatility during the first quarter, volatility nonetheless remains low from a historical standpoint.  The S&P 500® Index continued its positive streak with a 1.8% return during the first three months of 2014.  While real assets such as global real estate investment trusts (REITs) and commodities trailed equities in 2013, the reverse was true in the first quarter of 2014 as the FTSE/EPRA NAREIT Index posted a 3.8% gain and the Dow Jones-UBS Commodity Index returned 7.0%.  International equity markets trailed the U.S., although results varied across countries.  The MSCI ACWI ex U.S. Index returned 0.5%.  Emerging markets were down, with the MSCI Emerging Markets Index returning -0.4%, although results were mixed among the BRICs – Brazil, Russia, India, and China.  Interest rates decreased during the quarter, boosting returns for fixed income.  The Barclays U.S. Aggregate Bond Index rose 1.8%, slightly beating the S&P 500® Index return, as Treasuries posted gains and spreads narrowed in the investment grade corporate credit market.

Outlook

Despite a brief pullback in markets during January 2014, U.S. investors displayed confidence in equities and the S&P 500® Index continued its streak of positive performance in the fourth quarter of 2013 and the first quarter of 2014.  Investors appear to anticipate improved economic growth in the U.S. in 2014.  If these expectations are met, markets could continue to appreciate throughout 2014.  There are many risks, however.  While governments across the world have reduced the risks of a global recession through loose monetary policy, this will likely be followed by higher interest rates as organizations like the Fed wind down their stimulus programs.  Unrest in the Eastern Europe, the weak condition of European banks, or disappointing news in the U.S. economic recovery could all have an impact on capital markets.  That being said, in our opinion, pullbacks are healthy for markets in the long run, despite causing short term pain to investors who are aggressively positioned.  Alpha Capital believes that a defensive posture continues to be appropriate – a sentiment which is echoed by many of our underlying fund managers, who are building cash reserves and reducing net market exposure.

Our firm’s philosophy is that a portfolio with diversified asset classes and strategies should aim to protect investors from downturns while offering the potential for capital appreciation in many different market environments.  The Fund is specifically designed to provide investors with exposure to numerous asset classes and investment strategies, with the expectation that some managers should perform well at any given time in an effort to help offset others who are not.  Although a portfolio of 60% equities and 40% bonds has worked well over the past decade, we firmly believe that this is unsustainable and that diversifying away from these two pillars is crucial.  Currently, the Fund contains diversifiers such as MLPs and distressed debt in addition to long-only and long-short equity strategies.  We have been pleased with our performance over the past six months and remain committed to our philosophy and the Fund.

Thank you for your continued confidence in Alpha Capital Funds Management, LLC.

Regards,

Bradley H. Alford, CFA
Chief Investment Officer

Opinions expressed are subject to change at any time, are not guaranteed should not be considered investment advice.

Mutual fund investing involves risk.  Principal loss is possible.  Because the Funds are “fund of funds”, an investor will indirectly bear the principal risks of the underlying funds.  The Funds will bear its share of the fees and expenses of the underlying funds.  Shareholders will pay higher expenses than would be the case if making direct investments in the underlying funds.  Small-and medium-capitalization companies tend to have limited liquidity and greater price volatility than large capitalization companies.  Investments in foreign securities involve greater volatility and political, economic and currency risks and differences in accounting methods.  These risks are greater for emerging markets.  Investments in debt securities typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.  Investments in lower-rated and non-rated securities present a greater risk of loss to principal and interest than higher-rated securities.  The underlying funds may engage in short sales, which could result in such a fund’s investment performance suffering if it is required to close out a short position earlier than it had intended.  Because the funds invest in ETFs, they are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a Fund’s ability to sell its shares.  Investments in closed-end funds may trade infrequently, with small volume, which may make it difficult to buy and sell shares and the value of funds may be discounted to the value of the underlying securities.  The underlying funds may concentrate assets in fewer individual holdings and the volatility of these funds may be higher than more diversified funds.  Investments in commodities-related businesses may be more volatile than investments in more traditional businesses based on demand and other factors.  The underlying funds may invest in derivatives which involve special risks including correlation, counterparty, liquidity, operational, accounting and tax risks.  These risks, in certain cases, may be greater than the risks presented by more traditional investments.

Diversification does not assure a profit or protect against a loss in a declining market.

References to other mutual funds should not to be interpreted as an offer of these securities.  Quasar Distributors LLC is also the distributor for the Hotchkis & Wiley Value Opportunities Fund.

Alpha: Alpha measures risk-adjusted performance, factoring in the risk due to the specific security, rather than the overall market.  A positive alpha of 1.0 means the fund has outperformed its benchmark index by 1%, adjusted for the risk taken (as measured by beta).  Correspondingly, a similar negative alpha would indicate an underperformance of 1%, adjusted for risk.

The Barclays Capital U.S. Aggregate Bond Index is a broad based-benchmark that measures the investment grade, U.S. dollar-denominated, fixed rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS and CMBS.  The U.S. Aggregate Index was created in 1986, with index history backfilled to January 1, 1976.

The HFRI Fund of Funds Composite Index is an equal-weighted index that includes both domestic and offshore fund of funds.  Funds included in the index invest with multiple managers through funds or managed accounts.  The fund of funds manager has discretion in choosing which strategies to invest in for the portfolio.  A manager may allocate funds to numerous managers within a single strategy, or with numerous managers in multiple strategies.

The S&P 500 Index is a capitalization-weighted index of the prices of 500 large-cap common stocks actively traded in the United States.  The stocks included in the S&P 500 are those of large publicly held companies that trade on either of the two largest American stock market exchanges; the New York Stock Exchange and the NASDAQ.

The Morgan Stanley Capital All Country World ex U.S. Index (MSCI ACWI ex U.S.) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the United States.  The MSCI ACWI consists of 43 country indexes comprising 23 developed and 21 emerging market country indexes.

The Morgan Stanley Capital Emerging Markets Index is a capitalization weighted benchmark of foreign common stocks.  The index is an aggregate of 21 individual country indices that collectively represent many of the major emerging markets countries.

The Dow Jones-UBS Commodity Index is composed of futures contracts on physical commodities.  Unlike equities, which typically entitle the holder to a continuing stake in a corporation, commodity futures contracts normally specify a certain date for the delivery of the underlying physical commodity.  In order to avoid the delivery process and maintain a long futures position, nearby contracts must be sold and contracts that have not yet reached the delivery period must be purchased.  This process is known as “rolling” a futures position.

The Merrill Lynch High Yield Master II Index tracks the performance of below investment grade U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market.

The FTSE/EPRA NAREIT Index is designed to present investors with a comprehensive family of REIT performance indexes that span the commercial real estate space across the U.S. economy, offering exposure to all investment and property sectors.  In addition, the more narrowly focused property sector and sub-sector indexes provide the facility to concentrate commercial real estate exposure in more selected markets.

You cannot invest directly in an index.

Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security.  Please refer to the Schedule of Investments for a complete list of holdings.

Investment performance reflects fee waivers and in the absence of these waivers, returns would be lower.

Must be preceded or accompanied by a prospectus.

Quasar Distributors, LLC, Distributor.

Alpha Capital Funds

EXPENSE EXAMPLE at March 31, 2014 (Unaudited)

Shareholders in mutual funds generally incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (10/1/13 – 3/31/14).

Actual Expenses

The first set of lines of the tables below provides information about actual account values and actual expenses, with actual net expenses being limited to 1.25% per the operating expenses limitation agreement for the Alpha Defensive Alternatives Fund and the Alpha Opportunistic Alternatives Fund. Although the Funds charge no sales load or transaction fees, you may be assessed a fee for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. To the extent the Funds invest in shares of other investment companies as part of their investment strategies, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example below.  The Example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of lines of the tables below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads),

Alpha Capital Funds

EXPENSE EXAMPLE at March 31, 2014 (Unaudited), Continued

redemption fees, or exchange fees. Therefore, the second set of lines of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	10/1/13	3/31/14	(10/1/13-3/31/14)
Actual

Defensive Alternatives Fund	$1,000.00	$1,022.10	$6.30
Opportunistic Alternatives Fund	$1,000.00	$1,047.40	$6.38

Hypothetical
(5% return before expenses)

Defensive Alternatives Fund	$1,000.00	$1,018.70	$6.29
Opportunistic Alternatives Fund	$1,000.00	$1,018.70	$6.29

*
Expenses are equal to an annualized expense ratio of 1.25% for both funds, multiplied by the average account value over the period, multiplied by 182 (days in the most recent fiscal half-year)/365 days to reflect the one-half year expense.

Alpha Capital Funds

ALLOCATION OF PORTFOLIO ASSETS – at March 31, 2014 (Unaudited)

Alpha Defensive Alternatives Fund

Alpha Opportunistic Alternatives Fund

Percentages represent market value as a percentage of total investments.

Alpha Defensive Alternatives Fund

SCHEDULE OF INVESTMENTS at March 31, 2014 (Unaudited)

Shares		Value

	ALTERNATIVE FUNDS – 80.14%
173,416	AQR Diversified Arbitrage Fund – Institutional Class	$1,911,043
355,805	Avenue Credit Strategies Fund – Institutional Class	4,116,666
228,985	BlackRock Global Long/Short
	Equity Fund – Institutional Class*	2,628,751
150,930	Driehaus Active Income Fund	1,622,496
215,948	DWS RREEF Global Infrastructure Fund – Institutional Class	3,057,827
423,161	John Hancock Funds II – Absolute Return
	Currency Fund – Institutional Class*	4,049,652
294,820	John Hancock Funds II – Global Absolute
	Return Strategies Fund – Institutional Class	3,257,758
347,964	Osterweis Strategic Income Fund – Institutional Class	4,172,084
166,988	Scout Unconstrained Bond Fund	1,968,794
	TOTAL ALTERNATIVE FUNDS
	(Cost $26,531,402)	26,785,071

	EQUITY FUNDS – 12.36%
292,238	Westwood Income Opportunity Fund – Institutional Class	4,132,246
	TOTAL EQUITY FUNDS
	(Cost $3,694,965)	4,132,246

	FIXED INCOME FUNDS – 7.22%
180,005	Templeton Global Total Return Fund – Advisor Class	2,413,870
	TOTAL FIXED INCOME FUNDS
	(Cost $2,406,613)	2,413,870

	MONEY MARKET FUNDS – 1.01%
336,486	Invesco STIT Liquid Assets Portfolio –
	Institutional Class, 0.06%+	336,486
	TOTAL MONEY MARKET FUNDS
	(Cost $336,486)	336,486
	Total Investments
	(Cost $32,969,466) – 100.73%	33,667,673
	Liabilities in Excess of Other Assets – (0.73%)	(244,249)
	NET ASSETS – 100.00%	$33,423,424

*	Non-income producing security.
+	Rate shown is the 7-day annualized yield as of March 31, 2014.

The accompanying notes are an integral part of these financial statements.

Alpha Opportunistic Alternatives Fund

SCHEDULE OF INVESTMENTS at March 31, 2014 (Unaudited)

Shares		Value

	ALTERNATIVE FUNDS – 82.99%
324,281	AllianceBernstein Long/Short Portfolio – Institutional Class*	$3,865,435
563,703	Goldman Sachs MLP Energy
	Infrastructure Fund – Institutional Class	6,634,783
96,799	Hotchkis and Wiley Value
	Opportunities Fund – Institutional Class	2,754,908
184,729	IVA Worldwide Fund – Institutional Class	3,373,150
2,071,027	PIMCO Stockplus AR Short
	Strategy Fund – Institutional Class	5,529,642
175,172	Rivernorth Core Opportunity Fund	2,229,940
235,062	Robeco Boston Partners Long/Short
	Equity Fund – Institutional Class*	4,945,708
569,157	Third Avenue Focused Credit Fund – Institutional Class	6,619,300
1,914,707	Wasatch Frontier Emerging Small
	Countries Fund – Institutional Class	6,069,620
255,276	The Weitz Funds – Partners III Opportunity Fund*	4,224,819
	TOTAL ALTERNATIVE FUNDS
	(Cost $43,893,947)	46,247,305

	EQUITY FUNDS – 11.76%
195,524	Aston/River Road Independent
	Value Fund – Institutional Class*	2,207,462
1,277,438	Grandeur Peak Global Opportunities
	Fund – Institutional Class	4,343,289
	TOTAL EQUITY FUNDS
	(Cost $5,691,687)	6,550,751

	EXCHANGE-TRADED FUNDS – 4.46%
200,000	iShares Gold Trust*	2,488,000
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $2,584,518)	2,488,000

	MONEY MARKET FUNDS – 1.21%
675,651	Invesco STIT Liquid Assets Portfolio –
	Institutional Class, 0.06%+	675,651
	TOTAL MONEY MARKET FUNDS
	(Cost $675,651)	675,651
	Total Investments
	(Cost $52,845,803) – 100.42%	55,961,707
	Liabilities in Excess of Other Assets – (0.42)%	(235,450)
	NET ASSETS – 100.00%	$55,726,257

*	Non-income producing security.
+	Rate shown is the 7-day annualized yield as of March 31, 2014.

The accompanying notes are an integral part of these financial statements.

Alpha Capital Funds

STATEMENTS OF ASSETS AND LIABILITIES at March 31, 2014 (Unaudited)

	Alpha Defensive	Alpha Opportunistic
	Alternatives Fund	Alternatives Fund
ASSETS
Investments, at value (cost $32,969,466
and $52,845,803, respectively)	$33,667,673	$55,961,707
Cash	44,096	—
Receivables:
Securities sold	—	800,000
Fund shares issued	1,523	160,779
Interest	15	25
Prepaid expenses	13,855	17,022
Total assets	33,727,162	56,939,533

LIABILITIES
Payables:
Securities purchased	—	1,100,000
Due to adviser	20,456	43,497
Fund shares redeemed	207,271	—
Administration and fund accounting fees	22,262	17,384
Audit fees	26,893	26,893
Transfer agent fees and expenses	10,354	9,667
Custody fees	4,509	4,295
Legal fees	4,765	4,029
Pricing fees	200	211
Shareholder reporting	4,040	4,312
Chief Compliance Officer fee	2,988	2,988
Total liabilities	303,738	1,213,276

NET ASSETS	$33,423,424	$55,726,257

CALCULATION OF NET
ASSET VALUE PER SHARE
Net assets applicable to shares outstanding	$33,423,424	$55,726,257
Shares issued and outstanding [unlimited
number of shares (par value $0.01) authorized]	3,329,909	5,249,736
Net asset value, offering and
redemption price per share	$10.04	$10.62

COMPONENTS OF NET ASSETS
Paid-in capital	$33,568,615	$52,733,224
Undistributed net investment loss	(95,774)	(193,859)
Accumulated net realized
gain/(loss) on investments	(747,624)	70,988
Net unrealized appreciation on investments	698,207	3,115,904
Net assets	$33,423,424	$55,726,257

The accompanying notes are an integral part of these financial statements.

Alpha Capital Funds

STATEMENTS OF OPERATIONS
For the Six Months Ended March 31, 2014 (Unaudited)

	Alpha Defensive	Alpha Opportunistic
	Alternatives Fund	Alternatives Fund
INVESTMENT INCOME
Income
Dividends	$385,514	$514,292
Interest	132	199
Total income	385,646	514,491
Expenses
Advisory fees (Note 4)	111,682	164,829
Administration and fund
accounting fees (Note 4)	33,694	26,317
Transfer agent fees and expenses (Note 4)	15,768	15,503
Registration fees	10,335	11,472
Audit fees	8,992	8,992
Custody fees (Note 4)	5,785	4,831
Legal fees	5,396	5,321
Chief Compliance Officer fee (Note 4)	4,488	4,488
Trustee fees	2,512	2,585
Reports to shareholders	1,772	2,016
Insurance expense	1,678	1,634
Miscellaneous	1,488	1,503
Pricing fees (Note 4)	283	319
Total expenses	203,873	249,810
Advisory fee recoupment (Note 4)	10,900	67,169
Net expenses	214,773	316,979
Net investment income	170,873	197,512

REALIZED AND UNREALIZED
GAIN/(LOSS) ON INVESTMENTS
Net realized gain/(loss) on investments	(281,878)	241,810
Capital gain distributions from
regulated investment companies	367,202	1,037,297
Net change in unrealized
appreciation on investments	487,679	815,399
Net realized and unrealized
gain on investments	573,003	2,094,506
Net increase in net assets
resulting from operations	$743,876	$2,292,018

The accompanying notes are an integral part of these financial statements.

Alpha Defensive Alternatives Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2014	Year Ended
	(Unaudited)	September 30, 2013
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$170,873	$310,663
Net realized loss on investments	(281,878)	(552,036)
Capital gain distributions from
regulated investment companies	367,202	139,635
Net change in unrealized
appreciation/(depreciation) on investments	487,679	(275,194)
Net increase/(decrease) in net
assets resulting from operations	743,876	(376,932)
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(435,569)	(346,547)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares (a)	4,985,529	12,903,403
Total increase in net assets	5,293,836	12,179,924
NET ASSETS
Beginning of period	28,129,588	15,949,664
End of period	$33,423,424	$28,129,588
Includes undistributed net
investment income/(loss) of	$(95,774)	$168,922

(a)	A summary of share transactions is as follows:

	Six Months Ended
	March 31, 2014		Year Ended
	(Unaudited)		September 30, 2013
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	1,166,375	$11,627,365	2,809,988	$28,607,637
Shares issued
in reinvestment
of distributions	36,478	361,856	32,490	329,447
Shares redeemed	(699,314)	(7,003,692)	(1,577,166)	(16,033,681)
Net increase	503,539	$4,985,529	1,265,312	$12,903,403

The accompanying notes are an integral part of these financial statements.

Alpha Opportunistic Alternatives Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2014	Year Ended
	(Unaudited)	September 30, 2013
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$197,512	$118,929
Net realized gain/(loss) on investments	241,810	(1,013,173)
Capital gain distributions from
regulated investment companies	1,037,297	436,177
Net change in unrealized
appreciation on investments	815,399	1,741,959
Net increase in net assets
resulting from operations	2,292,018	1,283,892
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(400,649)	(355,858)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares (a)	8,803,681	32,265,378
Total increase in net assets	10,695,050	33,193,412
NET ASSETS
Beginning of period	45,031,207	11,837,795
End of period	$55,726,257	$45,031,207
Includes undistributed net
investment income/(loss) of	$(193,859)	$9,278

(a)	A summary of share transactions is as follows:

	Six Months Ended
	March 31, 2014		Year Ended
	(Unaudited)		September 30, 2013
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	1,161,625	$12,108,696	3,620,711	$36,385,326
Shares issued
in reinvestment
of distributions	35,825	373,295	32,666	323,064
Shares redeemed	(352,844)	(3,678,310)	(440,064)	(4,443,012)
Net increase	844,606	$8,803,681	3,213,313	$32,265,378

The accompanying notes are an integral part of these financial statements.

Alpha Defensive Alternatives Fund

FINANCIAL HIGHLIGHTS For a share outstanding throughout the period

	Six Months				January 31,
	Ended				2011*
	March 31,		Year Ended	Year Ended	through
	2014		September 30,	September 30,	September 30,
	(Unaudited)		2013	2012	2011
Net asset value, beginning of period	$9.95		$10.22	$9.88	$10.00

Income from investment operations:
Net investment income(3)	0.04	(5)	0.12 (5)	0.26 (5)	0.21	(5)
Net realized and unrealized
gain/(loss) on investments	0.18		(0.23)	0.43	(0.33)
Total from investment operations	0.22		(0.11)	0.69	(0.12)

Less distributions:
From net investment income	(0.13)		(0.16)	(0.35)	—
Total distributions	(0.13)		(0.16)	(0.35)	—

Net asset value, end of period	$10.04		$9.95	$10.22	$9.88

Total return	2.21	%(2)	-1.07%	7.13%	-1.20	%(2)

Ratios/supplemental data:
Net assets, end of period (thousands)	$33,423		$28,130	$15,950	$6,819
Ratio of expenses to average net assets:
Before expense reimbursement
and recoupment(4)	1.19	%(1)	1.33%	2.24%	3.46	%(1)
After expense reimbursement
and recoupment(4)	1.25	%(1)	1.25%	1.25%	1.25	%(1)
Ratio of net investment income
to average net assets:
Before expense reimbursement
and recoupment(3)	1.06	%(1)	1.11%	1.65%	0.82	%(1)
After expense reimbursement
and recoupment(3)	1.00	%(1)	1.19%	2.64%	3.03	%(1)
Portfolio turnover rate	52.91	%(2)	152.41%	127.58%	30.40	%(2)

*	Commencement of operations.
(1)	Annualized.
(2)	Not annualized.
(3)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.  The ratio does not include net investment income of the investment companies in which the Fund invests.

(4)	Does not include expenses of the investment companies in which the Fund invests.
(5)	Based on average shares outstanding.

The accompanying notes are an integral part of these financial statements.

Alpha Opportunistic Alternatives Fund

FINANCIAL HIGHLIGHTS For a share outstanding throughout the period

	Six Months				January 31,
	Ended				2011*
	March 31,		Year Ended	Year Ended	through
	2014		September 30,	September 30,	September 30,
	(Unaudited)		2013	2012	2011
Net asset value, beginning of period	$10.22		$9.93	$9.20	$10.00

Income from investment operations:
Net investment income/(loss)(3)	0.04	(5)	0.04 (5)	0.10 (5)	(0.01	)(5)
Net realized and unrealized
gain/(loss) on investments	0.44		0.41	0.75	(0.79)
Total from investment operations	0.48		0.45	0.85	(0.80)

Less distributions:
From net investment income	(0.08)		(0.16)	(0.12)	—
Total distributions	(0.08)		(0.16)	(0.12)	—

Net asset value, end of period	$10.62		$10.22	$9.93	$9.20

Total return	4.74	%(2)	4.55%	9.33%	-8.00	%(2)

Ratios/supplemental data:
Net assets, end of period (thousands)	$55,726		$45,031	$11,838	$5,783
Ratio of expenses to average net assets:
Before expense reimbursement
and recoupment(4)	0.99	%(1)	1.15%	2.39%	3.34	%(1)
After expense reimbursement
and recoupment(4)	1.25	%(1)	1.25%	1.25%	1.25	%(1)
Ratio of net investment income/(loss)
to average net assets:
Before expense reimbursement
and recoupment(3)	1.04	%(1)	0.46%	(0.16)%	(2.19	)%(1)
After expense reimbursement
and recoupment(3)	0.78	%(1)	0.36%	0.98%	(0.10	)%(1)
Portfolio turnover rate	36.83	%(2)	121.46%	87.97%	97.15	%(2)

*	Commencement of operations.
(1)	Annualized.
(2)	Not annualized.
(3)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.  The ratio does not include net investment income of the investment companies in which the Fund invests.

(4)	Does not include expenses of the investment companies in which the Fund invests.
(5)	Based on average shares outstanding.

The accompanying notes are an integral part of these financial statements.

Alpha Capital Funds

NOTES TO FINANCIAL STATEMENTS at March 31, 2014 (Unaudited)

NOTE 1 – ORGANIZATION

The Alpha Defensive Alternatives Fund (formerly Alpha Defensive Growth Fund) and the Alpha Opportunistic Alternatives Fund (formerly Alpha Opportunistic Growth Fund) (see note 7) (together, the “Funds”) are each a series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Funds, which are both diversified funds, began operations on January 31, 2011. The investment objective of the Defensive Alternatives Fund is to achieve capital preservation and the investment objective of the Opportunistic Alternatives Fund is to achieve long-term capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their fair value, as described in note 3.

B.
Federal Income Taxes: It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on the Funds’ returns filed for open tax years 2012-2013, or expected to be taken in the Funds’ 2014 tax returns.  The Funds identify their major tax jurisdictions as U.S. Federal and the state of Wisconsin; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Security Transactions, Income and Distributions: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.  Interest income is recorded on an accrual basis.  Dividend income, income and capital gain distributions from underlying funds, and distributions to shareholders are recorded on the ex-dividend date.

Alpha Capital Funds

NOTES TO FINANCIAL STATEMENTS at March 31, 2014 (Unaudited), Continued

Each Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory, custody, and transfer agent fees.  Expenses that are not attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

The Funds distribute substantially all net investment income, if any, and net realized gains, if any, annually.  The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differ from accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

D.
Reclassification of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

E.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

F.
Events Subsequent to the Fiscal Period End: In preparing the financial statements as of March 31, 2014, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.

NOTE 3 – SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Alpha Capital Funds

NOTES TO FINANCIAL STATEMENTS at March 31, 2014 (Unaudited), Continued

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities: The Funds’ investments are carried at fair value. Equity securities, including exchange-traded funds, that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share, determined at the close of the New York Stock Exchange (generally 3:00 p.m. central time) on the valuation date.  Most underlying fund securities are valued primarily on the basis of current market quotations or on the basis of information furnished by a pricing service.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-Term Securities: Short-term securities having a maturity of 60 days or less are valued at amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Alpha Capital Funds

NOTES TO FINANCIAL STATEMENTS at March 31, 2014 (Unaudited), Continued

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

According to Section 12(d)(1)(F) of the Investment Company Act of 1940, a registered investment company may restrict the redemption of its shares by a Fund and certain of its affiliates to 1% of its total outstanding shares during a 30 day period. Under the Trust’s Liquidity Guidelines, an investment company position that exceeds 1% of the outstanding shares may be considered illiquid. In addition, each Fund is restricted from investing more than 15% of its net assets in illiquid securities

The inputs or methodology used for valuing securities is not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ securities as of March 31, 2014:

Defensive Alternatives Fund
	Level 1	Level 2	Level 3	Total
Alternative Funds	$26,785,071	$—	$—	$26,785,071
Equity Funds	4,132,246	—	—	4,132,246
Fixed Income Funds	2,413,870	—	—	2,413,870
Short-Term Investments	336,486	—	—	336,486
Total Investments	$33,667,673	$—	$—	$33,667,673

Opportunistic Alternatives Fund
	Level 1	Level 2	Level 3	Total
Alternative Funds	$46,247,305	$—	$—	$46,247,305
Equity Funds	6,550,751	—	—	6,550,751
Exchange-Traded Funds	2,488,000	—	—	2,488,000
Short-Term Investments	675,651	—	—	675,651
Total Investments	$55,961,707	$—	$—	$55,961,707

Refer to the Funds’ Schedule of Investments for additional detail. Transfers between levels are recognized at March 31, 2014, the end of the reporting period.

Alpha Capital Funds

NOTES TO FINANCIAL STATEMENTS at March 31, 2014 (Unaudited), Continued

The Funds recognized no transfers to/from level 1 or level 2.  There were no level 3 securities held in the Funds during the period ended March 31, 2014.

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the six months ended March 31, 2014, Alpha Capital Funds Management, LLC (the “Advisor”) provided the Funds with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Funds. As compensation for its services, the Advisor is entitled to a fee, computed daily and payable monthly. The Funds pay fees calculated at an annual rate of 0.65%, based upon the average daily net assets of each Fund.  For the six months ended March 31, 2014, the Defensive Alternatives Fund and Opportunistic Alternatives Fund incurred $111,682 and $164,829 in advisory fees, respectively.

Each Fund is responsible for its own operating expenses.  The Advisor has contractually agreed to reduce fees payable to it by the Funds and to pay Fund operating expenses to the extent necessary to limit the aggregate annual operating expenses of each Fund to 1.25% of average daily net assets. Any such reduction made by the Advisor in its fees or payment of expenses which are the Funds’ obligation are subject to reimbursement by the Funds to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Funds toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Funds’ expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Funds’ payment of current ordinary operating expenses. For the six months ended March 31, 2014, the Advisor recouped $10,900 and $67,169 in previously waived expenses for the Defensive Alternatives Fund and Opportunistic Alternatives Fund, respectively.

Cumulative expenses subject to recapture pursuant to the aforementioned conditions and the year of expiration are as follows:

	2014	2015	2016	Total
Defensive Alternatives Fund	$74,074	$105,058	$21,132	$200,264
Opportunistic Alternatives Fund	—	73,833	—	73,833

U.S. Bancorp Fund Services, LLC (the “Administrator” or the “transfer agent”) acts as the Funds’ Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and

Alpha Capital Funds

NOTES TO FINANCIAL STATEMENTS at March 31, 2014 (Unaudited), Continued

returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.

U.S. Bancorp Fund Services, LLC (“USBFS”) also serves as the fund accountant and transfer agent to the Funds. U.S. Bank N.A., an affiliate of USBFS, serves as the Funds’ custodian.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Administrator. Certain officers of the Funds are also employees of the Administrator.

For the six months ended March 31, 2014, the Funds incurred the following expenses for administration, fund accounting, transfer agency, custody, and Chief Compliance Officer fees:

	Defensive	Opportunistic
	Alternatives	Alternatives
	Fund	Fund
Administration
and Fund Accounting	$33,694	$26,317
Transfer Agency (excludes
out-of-pocket expenses)	10,743	9,947
Custody	5,785	4,831
Chief Compliance Officer	4,488	4,488

At March 31, 2014, the Funds had payables due to USBFS for administration, fund accounting, transfer agency and Chief Compliance Officer fees and to U.S. Bank N.A. for custody fees in the following amounts:

	Defensive	Opportunistic
	Alternatives	Alternatives
	Fund	Fund
Administration
and Fund Accounting	$22,262	$17,384
Transfer Agency (excludes
out-of-pocket expenses)	6,950	6,528
Chief Compliance Officer	2,988	2,988
Custody	4,509	4,295

Alpha Capital Funds

NOTES TO FINANCIAL STATEMENTS at March 31, 2014 (Unaudited), Continued

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the six months ended March 31, 2014, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

	Cost of Purchases	Proceeds from Sales
Defensive Alternatives Fund	$22,821,581	$17,782,831
Opportunistic Alternatives Fund	27,848,607	18,492,395

NOTE 6 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six months ended March 31, 2014 and the year ended September 30, 2013 was as follows:

	Ordinary Income
	March 31, 2014	September 30, 2013
Defensive Alternatives Fund	$435,569	$346,547
Opportunistic Alternatives Fund	400,649	355,858

As of September 30, 2013, the Funds’ most recent fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

	Defensive	Opportunistic
	Alternatives	Alternatives
	Fund	Fund
Cost of investments	$28,204,316	$43,040,945
Gross tax unrealized appreciation	287,345	2,375,384
Gross tax unrealized depreciation	(213,952)	(221,013)
Net tax unrealized appreciation	73,393	2,154,371
Undistributed ordinary income	168,922	9,278
Undistributed long-term capital gain	—	—
Total distributable earnings	168,922	9,278
Other accumulated gains/(losses)	(695,813)	(1,061,985)
Total accumulated earnings/(losses)	$(453,498)	$1,101,664

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales adjustments.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Under the law in effect prior to the Act, pre-enactment net capital losses were

Alpha Capital Funds

NOTES TO FINANCIAL STATEMENTS at March 31, 2014 (Unaudited), Continued

carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At September 30, 2013, the Funds had short-term capital loss carryforwards as follows:

Short-Term Capital
Loss Carryforwards
Defensive Alternatives Fund	$282,357
Opportunistic Alternatives Fund	288,197

These capital losses may be carried forward indefinitely to offset future gains.

At September 30, 2013, the Defensive Alternatives Fund and the Opportunistic Alternatives Fund deferred, on a tax basis, post-October losses of $413,456 and $773,788, respectively.

NOTE 7 – FUND NAME CHANGES

Effective January 28, 2014, the Alpha Defensive Growth Fund changed its name to Alpha Defensive Alternatives Fund, and the Alpha Opportunistic Growth Fund changed it name to Alpha Opportunistic Alternatives Fund.

Alpha Capital Funds

NOTICE TO SHAREHOLDERS at March 31, 2014 (Unaudited)

How to Obtain a Copy of the Funds’ Proxy Voting Policies

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-9Alphacap (1-877-925-7422) or on the U.S. Securities and Exchange Commission’s (SEC’s) website at http://www.sec.gov.

How to Obtain a Copy of the Funds’ Proxy Voting Records for the 12-Month Period Ended June 30, 2013

Information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2013 is available without charge, upon request, by calling 1-877-9Alphacap (1-877-925-7422). Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov.  The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Funds’ Form N-Q is also available, upon request, by calling 1-877-9Alphacap (1-877-925-7422).

HOUSEHOLDING

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-9Alphacap (1-877-925-7422) to request individual copies of these documents.  Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

Alpha Capital Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

Alpha Defensive Alternatives Fund
Alpha Opportunistic Alternatives Fund

At a meeting held on December 3-5, 2013, the Board, including all the persons who are Independent Trustees as defined under the Investment Company Act of 1940, as amended, considered and approved the continuance of the investment advisory agreement (the “Advisory Agreement”) between Advisors Series Trust (the “Trust”) and Alpha Capital Funds Management, LLC (the “Adviser”) for the Alpha Defensive Alternatives Fund and Alpha Opportunistic Alternatives Fund (collectively, the “Funds”) for another annual term.  At this meeting, and at a prior meeting held on October 24, 2013, the Board received and reviewed substantial information regarding the Funds, the Adviser and the services provided by the Adviser to the Funds under the Advisory Agreement.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s continuance of the Advisory Agreement:

1.
THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISER UNDER THE ADVISORY AGREEMENT.  The Board considered the nature, extent and quality of the Adviser’s overall services provided to the Funds as well as its responsibilities in all aspects of day-to-day investment management of the Funds.  The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Adviser involved in the day-to-day activities of the Funds.  The Board also considered the resources and compliance structure of the Adviser, including information regarding its compliance program, its chief compliance officer, the Adviser’s compliance record, the Adviser’s business continuity plan, and the resources available to the Adviser through its parent company.  The Board also considered its knowledge of the Adviser’s operations, and noted that during the course of the prior year they had met with the Adviser in person to discuss various marketing and compliance topics, including the Adviser’s risk management process.  The Board concluded that the Adviser had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of such management services are satisfactory.

2.	THE FUNDS’ HISTORICAL PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISER. In assessing the quality of the portfolio management delivered by the Adviser, the Board reviewed the

Alpha Capital Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

short-term and long-term performance of the Funds as of August 31, 2013 on both an absolute basis, and in comparison to both benchmarks and their peer funds as classified by Lipper and Morningstar.  In reviewing the performance of the Funds, the Board considered that each Fund was relatively new, with just over two years of performance information.  When reviewing performance against the comparative peer group universe, the Board took into account that the investment objective and strategies of the Funds, as well as their level of risk tolerance, may differ significantly from funds in the peer universe.

Alpha Defensive Alternatives Fund.  The Board noted that the Fund’s performance, with regard to its Lipper comparative universe, was below its peer group median and average for the one-year and since inception periods.

The Board noted that the Fund’s performance, with regard to its Morningstar comparative universe, was below its peer group median and average for the one-year period and above its peer group median and average for the since inception period.

The Board also considered any differences in performance between similarly managed accounts (managed by the Adviser’s parent company) and the performance of the Fund and reviewed the performance of the Fund against broad-based securities market benchmarks.

Alpha Opportunistic Alternatives Fund.  The Board noted that the Fund’s performance, with regard to its Lipper comparative universe, was below its peer group median and average for the one-year and since inception periods.

The Board noted that the Alpha Opportunistic Alternatives Fund’s performance, with regard to its Morningstar comparative universe, was above its peer group median and average for the one-year and since inception periods.

The Board also considered any differences in performance between similarly managed accounts (managed by the Adviser’s parent company) and the performance of the Fund and reviewed the performance of the Fund against broad-based securities market benchmarks.

3.
THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISER AND THE STRUCTURE OF THE ADVISER’S FEE UNDER THE ADVISORY AGREEMENT.  In considering the appropriateness of the advisory fee, the Board considered the level of the fee itself as well as the total fees and expenses of each Fund.  The Board reviewed information as to fees and expenses of advisers and funds within the relevant Lipper peer funds, fees charged by the Adviser’s parent company to other similarly

Alpha Capital Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

managed accounts, as well as information regarding fee offsets for separate accounts invested in the Funds.  When reviewing fees charged to other similarly managed accounts, the Board took into account the type of account and the differences in the management of that account that might be germane to the difference, if any, in the fees charged to such accounts.

Alpha Defensive Alternatives Fund.  The Board noted that the Adviser had contractually agreed to maintain an annual expense ratio for the Fund of 1.25% for the Class I shares (the “Expense Cap”).  The Board noted that the Fund’s total expense ratio for the Class I shares was slightly below the average of its peer group and slightly above the median of its peer group.  Additionally, the Board considered that when the Fund’s peer group was adjusted to include only funds with similar asset sizes, the total expense ratio for the Class I shares was below the average of its peer group.  The Board also noted that the contractual advisory fee was below the median and average of its peer group, as well as the average of the Fund’s peer group when adjusted to include only funds with similar asset sizes.  The Board also considered that after advisory fee waivers and the payment of Fund expenses necessary to maintain the Expense Cap, the net advisory fees received by the Adviser from the Fund during the most recent fiscal period were below the peer group median and average.  The Board also took into consideration the services the Adviser’s parent company provided to its separately managed account clients, comparing the fees charged for those management services to the management fees charged to the Fund.  The Board found that the management fees charged to the Fund were in-line with the standard fees charged to the separately managed account clients.  As a result, the Trustees noted that the Fund’s expenses and advisory fee were not outside the range of its peer group.

Alpha Opportunistic Alternatives Fund.  The Board noted that the Adviser had contractually agreed to maintain an annual expense ratio for the Fund of 1.25% for the Class I shares (the “Expense Cap”).  The Board noted that the Fund’s total expense ratio for the Class I shares was slightly below the average of its peer group and slightly above the median of its peer group.  Additionally, the Board considered that when the Fund’s peer group was adjusted to include only funds with similar asset sizes, the total expense ratio for the Class I shares was below the average of its peer group.  The Board also noted that the contractual advisory fee was below the median and average of its peer group, as well as the average of the Fund’s peer group when adjusted to include only funds with similar asset sizes.  The Board also took into consideration the services the Adviser’s parent company provided to its separately managed account clients, comparing the fees charged for those management services to the management fees

Alpha Capital Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

charged to the Fund.  The Board found that the management fees charged to the Fund were in-line with the standard fees charged to the separately managed account clients.  As a result, the Trustees noted that the Fund’s expenses and advisory fee were not outside the range of its peer group.

4.
ECONOMIES OF SCALE.  The Board also considered that economies of scale would be expected to be realized by the Adviser as the assets of the Funds grow.  The Board noted that the Adviser has contractually agreed to reduce its advisory fees or reimburse Fund expenses so that each Fund does not exceed its specified Expense Cap.  The Board concluded that there were no effective economies of scale to be shared with the Funds at current asset levels, but indicated they would revisit this issue in the future as circumstances changed and asset levels increased.

5.
THE PROFITS TO BE REALIZED BY THE ADVISER AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUNDS.  The Board reviewed the Adviser’s financial information as well as financial information regarding the Adviser’s parent company and took into account both the direct benefits and the indirect benefits to the Adviser from advising the Funds.  The Board considered the profitability to the Adviser from its relationship with the Funds and considered any additional benefits derived by the Adviser from its relationship with the Funds.  The Board also considered that the Funds do not utilize “soft dollars.”  The Board also reviewed information regarding fee offsets for separate accounts invested in the Funds and determined that the Adviser and its parent company were not receiving an advisory fee both at the separate account and at the Fund level for these accounts, and as a result was not receiving additional fall-out benefits from these relationships.  After such review, the Board determined that the profitability to the Adviser with respect to the Advisory Agreement was not excessive, and that the Adviser had maintained or had access to adequate resources and profit levels to support the services it provides to the Funds.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement for the Alpha Defensive Alternatives Fund and the Alpha Opportunistic Alternatives Fund, but rather the Board based its determination on the total mix of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangements with the Adviser, including the advisory fees, were fair and reasonable.  The Board therefore determined that the continuance of the Advisory Agreement for the Alpha Defensive Alternatives Fund and the Alpha Opportunistic Alternatives Fund would be in the best interest of each Fund and its shareholders.

Alpha Capital Funds

PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;
•	Information you give us orally; and/or
•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

(This Page Intentionally Left Blank.)

Investment Advisor
Alpha Capital Funds Management, LLC
3060 Peachtree Road, Suite 240
One Buckhead Plaza
Atlanta, Georgia 30305

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Legal Counsel
Paul Hastings LLP
75 East 55th Street
New York, New York 10022

This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.  For a current prospectus, please call 1-877-925-7422.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*  /s/ Douglas G. Hess
               Douglas G. Hess, President

Date    6/4/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Douglas G. Hess
                Douglas G. Hess, President

Date    6/4/14

By (Signature and Title)*  /s/ Cheryl L. King
  Cheryl L. King, Treasurer

Date    6/4/14

* Print the name and title of each signing officer under his or her signature